As filed with the Securities and Exchange Commission on May 9, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-09447
Jacob Internet Fund Inc.
(Exact name of registrant as specified in charter)
C/O Jacob Asset Management of New York LLC
507 Paseo de la Playa
Redondo Beach, CA 90277
(Address of principal executive offices) (Zip code)
Ryan Jacob
C/O Jacob Asset Management of New York LLC
507 Paseo de la Playa
Redondo Beach, CA 90277
(Name and address of agent for service)
(310) 421-4943
Registrant’s telephone number, including area code
Date of fiscal year end: August 31
Date of reporting period: February 29, 2008

Item 1.  Report to Stockholders.
Jacob Internet Fund Inc.

Semi-Annual Report
February 29, 2008

The Jacob Internet Fund is a mutual fund with the primary investment objective of long-term growth of capital with current income as a secondary objective.

Investment Adviser
Jacob Asset Management of New York LLC

TABLE OF CONTENTS

Letter From the Manager	1
Industry Breakdown	3
Schedule of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	10
Notes to the Financial Statements	11
Additional Information on Fund Expenses	17
Additional Information	19

Dear Fellow Investors,

The past six months have been an extremely difficult time for the broader market, and for our Fund as well. From September 1, 2007 through February 29, 2008, our fund was down 14.05%, placing us squarely between our two benchmarks — Bloomberg US Internet Index was down 15.80% and the Nasdaq Composite was down 12.17%.

In the last months of 2007, the stocks that held up the best in our portfolio were large growth names, such as Google and Apple. Additionally, our Chinese holdings performed exceptionally well. The value portion of our portfolio proved to be a drag on our results, as that segment of the market performed poorly. Last fall, we trimmed small caps, which were bearing the brunt of investors’ flight to safety.

Since January, our strategy has changed. We’ve become more pessimistic about the broader economic outlook and we think the analyst community has not adequately lowered expectations for some of the larger names. Due to these concerns, we decided to trim positions in large caps, such as Google. While this stock performed well last year, we are concerned about data that shows potential weakness in their business. It’s still a very attractive company for the long term, but for now, it’s now a mid-sized position for us.

We are shifting the balance toward small and mid-cap names in niches that could benefit from secular trends. Take-Two Interactive Software has been one of our best performers. We increased our position when the stock price was unusually low due to management turmoil at the company, and when the release of a major franchise game — expected over the holiday season — was delayed until April. Earlier this year, Electronic Arts made a play for the company.

Every rule has an exception though, and in our case, we did add to one large cap position: EBay. The stock had been depressed due to a management change, and we thought it was very cheap for a quality Internet company. The company has recently enjoyed an increase in listings following a change to its fee structure, and has also benefited from the weak dollar.

As we continue to push through a difficult short-term market environment, we once again thank the Fund’s shareholders for your investments. We look forward to a bright future together.

Ryan Jacob
Portfolio Manager

There are specific risks inherent in investing in the Internet area, particularly with respect to smaller capitalized companies and the high volatility of Internet stocks.

The opinions expressed above are those of the portfolio manager and are subject to change. Forecasts cannot be guaranteed.

Past performance is not a guarantee of future results. Mutual fund investing involves risk; loss of principal is possible. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.

Must be preceded or accompanied by a prospectus.

Fund holdings are subject to change and should not be construed as a recommendation to buy or sell any security. Please refer to the schedule of investments for complete fund holdings information.

The Bloomberg U.S. Internet Index is a capitalization-weighted index comprised of U.S. internet companies that have a market capitalization greater than $250 million. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. One cannot invest directly in an index.

Quasar Distributors, LLC.  Distributor (4/08)

INDUSTRY BREAKDOWN AS OF FEBRUARY 29, 2008
(as a % of total investments)

The Fund’s Semi-Annual and Annual Reports include a complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
February 29, 2008 (Unaudited)

Shares				Value

	COMMON STOCKS		93.8%

	Internet—Commerce	19.9%
830,841	Autobytel Inc.*			$1,967,871
32,000	Ctrip.com International Ltd.—ADR^			1,939,840
28,621	Digital River, Inc.*			653,285
85,000	eBay Inc.*			2,240,600
1,789	Monster Worldwide Inc.*			26,590
1,408,644	Napster Inc.*			2,441,494
105,000	Shutterfly, Inc.*			1,605,450

				10,875,130

	Internet—Communications	9.6%
528,000	Earthlink, Inc.*			3,615,000
805,653	Openwave Systems Inc.			1,659,645

				5,274,645

	Internet—Infrastructure	18.0%
1,000	Adobe Systems Incorporated*			168,250
3,000	Apple Computer, Inc.*(a)			1,625,260
40,000	Broadcom Corporation—Class A*			756,400
454,513	CDC Corporation—Class A*^			1,731,695
116,900	Novell, Inc.*(a)			543,105
40,000	Red Hat, Inc.*			534,900
70,000	SanDisk Corporation*			1,648,500
40,000	Sigma Designs, Inc.*(a)			1,178,000
76,000	SiRF Technology Holdings, Inc.*			1,638,210

				9,824,320

	Internet—Media Content	46.3%
1,000	Baidu.com, Inc.—ADR*^			251,330
1,000	CNET Networks, Inc.*			7,260
1,000	Electronic Arts Inc.*			47,290
10,000	Google Inc.*			1,884,720
831,932	Hollywood Media Corp.*			2,212,939
212,988	InfoSpace, Inc.			2,170,348
1,554,461	ROO Group, Inc.*			248,714
78,500	SINA Corp*^			2,753,765
177,300	Sohu.com Inc.*^			2,853,564

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
February 29, 2008 (Unaudited)

Shares				Value

	COMMON STOCKS—(continued)		93.8%

	Internet—Media Content—(continued)	46.3%
100,000	Sonic Solutions*			$903,000
508,712	SourceForge, Inc.*			1,019,292
237,368	Take-Two Interactive Software, Inc.*(a)			5,654,252
300,000	Tencent Holdings Limited (HK)^			621,643
25,200	The Knot, Inc.*			291,060
75,947	TheStreet.com			380,946
144,274	Yahoo! Inc.*			4,007,932

				25,308,055

	TOTAL COMMON STOCKS (Cost $63,206,354)			51,282,150

Principal
Amount

	SHORT TERM INVESTMENTS		7.6%

	U.S. Treasury Bills	7.6%
$782,000	1.61%, 03/06/2008			781,790
1,153,000	2.01%, 03/13/2008			1,152,164
1,169,000	2.07%, 03/20/2008			1,167,653
1,076,000	1.78%, 03/27/2008			1,074,561

	TOTAL SHORT TERM INVESTMENTS (Cost $4,176,168)			4,176,168

	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING		8.6%

	Commercial Paper	3.4%
1,195,452	KKR Atlantic Funding Trust, 3.48%, Due 03/13/08			1,100,425
944,623	Ottimo Funding LLC, 3.39%, Due 10/30/08			775,722

	Total Commercial Paper			1,876,147

Shares

	Money Market Mutual Funds	0.4%
221,482	AIM Short-Term Liquid Assets Portfolio—Institutional Class			221,482
4,997	Federated Prime Obligations Fund			4,997

	Total Money Market Mutual Funds			226,479

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
February 29, 2008 (Unaudited)

Principal
Amount				Value

	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING—(continued)		8.6%

	Repurchase Agreement	4.8%
$2,600,000	Morgan Stanley, 3.27%, Dated 02/29/08, Due 03/03/08, (Collateralized by a Fannie Mae Collateralized Mortgage Obligation. Repurchase Proceeds are $2,600,709.)			$2,600,000

	Total Repurchase Agreement			2,600,000

	TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING (Cost $4,966,554)			4,702,626

	TOTAL INVESTMENTS (Cost $72,349,076)		110.0%	60,160,944
	LIABILITIES LESS OTHER ASSETS		(10.0)%	(5,451,187)

	TOTAL NET ASSETS		100.0%	$54,709,757

*	Non Income Producing.
^	Foreign Security.
ADR	American Depository Receipt.
(a)	All or portion of shares are on loan.
HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
STATEMENT OF ASSETS AND LIABILITIES
February 29, 2008 (Unaudited)

Assets:
Investments, at value (cost $69,749,076)	$57,560,944
Repurchase Agreements (cost $2,600,000)	2,600,000
Cash	997
Receivable for capital shares sold	22,250
Receivable for investments sold	849,276
Other assets	28,174

Total Assets	61,061,641

Liabilities:
Payable for collateral received for securities loaned	4,966,554
Payable for investments purchased	1,039,188
Payable to Adviser	54,653
Payable for distribution expenses (See Note 7)	24,967
Payable for capital shares repurchased	52,367
Accrued expenses and other liabilities	214,155

Total Liabilities	6,351,884

Net Assets	$54,709,757

Net Assets Consist Of:
Capital Stock	$195,341,853
Accumulated net realized loss on investments	(128,443,964)
Net unrealized depreciation on investments	(12,188,132)

Total Net Assets	$54,709,757

Shares outstanding (20 billion shares of $0.001 par value authorized)	24,134,427

Net asset value, redemption price and offering price per share	$2.27

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended February 29, 2008 (Unaudited)

Investment Income
Dividend income	$1,949,596
Interest income	111,563
Securities lending income	51,001

Total Investment Income	2,112,160

Expenses
Investment advisory fee	446,143
Distribution expenses (See Note 7)	124,928
Administration fee	30,609
Fund accounting fees	16,140
Transfer agent fees	106,298
Custody fees	12,518
Federal and state registration	19,746
Insurance expense	11,726
Audit fees	12,940
Legal fees	32,400
Reports to shareholders	35,670
Directors’ fees and expenses	54,920
Other	1,274

Total Expenses	905,312
Expense Waiver (See Note 7)	(26,049)

Net expenses	879,263

Net Investment Income	1,232,897

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	2,682,261
Change in net unrealized appreciation/depreciation on investments	(13,541,971)

Net realized and unrealized loss on investments	(10,859,710)

Net Decrease in Net Assets Resulting from Operations	$(9,626,813)

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	February 29, 2008	August 31, 2007
	(Unaudited)

Operations:
Net investment income (loss)	$1,232,897	$(161,162)
Net realized gain on investments	2,682,261	12,891,392
Change in net unrealized appreciation/depreciation on investments	(13,541,971)	(3,589,846)

Net increase (decrease) in net assets resulting from operations	(9,626,813)	9,140,384

Distributions to Shareholders
From net investment income	(1,819,561)	(1,145,833)

Capital Share Transactions: (Note 3)
Proceeds from shares sold	6,145,545	60,067,830
Proceeds from reinvestment of distribution	1,702,289	1,074,155
Cost of shares redeemed	(19,219,646)	(64,744,255)
Redemption fees	9,836	19,463

Net decrease in net assets resulting from capital share transactions	(11,361,976)	(3,582,807)

Net Increase (Decrease) in Net Assets	(22,808,350)	4,411,744
Net Assets:
Beginning of period	77,518,107	73,106,363

End of period	$54,709,757	$77,518,107

* Includes undistributed net investment income of:	$—	$87,915

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	February 29, 2008		August 31, 2007		August 31, 2006		August 31, 2005		August 31, 2004		August 31, 2003
	(Unaudited)

Per Share Data:
Net asset value, beginning of period	$2.71		$2.47		$2.06		$1.51		$1.48		$0.60

Income from investment operations:
Net investment income (loss)	0.05		(0.01	)(1)	(0.03)		(0.05	)(1)	(0.05	)(1)	(0.01	)(1)
Net realized and unrealized gains (losses) on investments	(0.42)		0.28		0.44		0.60		0.08		0.89

Total from investment operations	(0.37)		0.27		0.41		0.55		0.03		0.88

Less distributions from net investment income	(0.07)		(0.03)		—		—		—		—

Redemption fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	—		—

Net asset value, end of period	$2.27		$2.71		$2.47		$2.06		$1.51		$1.48

Total return	(14.05)%	(5)	11.06%		19.90%		36.42%		2.03%		146.67%
Supplemental data and ratios:
Net assets, end of period	$54,709,757		$77,518,107		$73,106,363		$65,820,015		$51,485,471		$92,507,052
Ratio of gross operating expenses (prior to waiver or reimbursements) to average net assets	2.53%	(6)	2.36%		2.42%		2.64%		2.63%		2.85%	(3)
Ratio of net operating expenses (after waiver or reimbursements) to average net assets	2.46%	(4)(6)	2.26%	(4)	2.35%	(4)	2.64%		2.63%		2.13%	(3)
Ratio of net investment income (loss) (prior to waiver or reimbursements) to average net assets	3.38%	(6)	(0.26)%		(1.65)%		(2.29)%		(2.44)%		(2.60)%	(3)
Ratio of net investment income (loss) (after waiver or reimbursements) to average net assets	3.45%	(4)(6)	(0.16)%	(4)	(1.58)%	(4)	(2.29)%		(2.44)%		(1.88)%	(3)
Portfolio turnover rate	38.20%	(5)	91.44%		125.99%		127.13%		154.63%		363.27%

(1)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Less than $0.01 per share.
(3)	The net operating expense ratio and the net investment loss ratio includes expense reductions from fees paid indirectly with brokerage commissions.
(4)	Reflects Adviser’s waiver of 0.10% of the shareholder servicing fee beginning December 29, 2005 and ending December 31, 2007.
(5)	Not Annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS
February 29, 2008 (Unaudited)

NOTE 1—DESCRIPTION OF FUND

Jacob Internet Fund Inc. (the “Corporation”), was organized as a Maryland corporation on July 13, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The Corporation currently consists of one “diversified” series, the Jacob Internet Fund (the “Fund”) and the authorized capital stock of the Fund consists of twenty billion shares of stock having a par value of one-tenth of one cent ($0.001) per share. The primary investment objective of the Fund is long-term growth of capital with current income as a secondary objective. The Fund commenced operations on December 14, 1999.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.

(a) Investment Valuation — Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or whose values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued a Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles (“GAAP”) and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Management is currently evaluating the implications of SFAS No. 157 and its impact on the financial statements has not yet been determined.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 29, 2008 (Unaudited)

(b) Repurchase Agreements—The Fund may enter into repurchase agreements with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in U.S. government securities by the Federal Reserve Bank of New York. Repurchase agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price and an agreed-upon time. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. Although the securities subject to the repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than 397 days after the Fund’s acquisition of the securities and normally would be within a shorter period of time. The resale price of the security back to the original seller will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund’s money will be invested in the security, and will not be related to the coupon rate of the purchased security. In the event that the repurchase agreement is held for more than one day, the security serving as collateral for the repurchase agreement will be marked-to-market daily to ensure that the value of the collateral does not decrease below the purchase price, plus accrued interest. If a decrease occurs, the seller will provide additional collateral to add to the account to maintain appropriate collateralization.

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. Delays may result in possible decline in the value of the underlying security while the Fund seeks its rights thereto, possible lack of access to income on the underlying security during the delayed period, and expenses in enforcing the Fund’s rights.

(c) Income Recognition—Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. All discounts and premiums are amortized using the effective interest method for tax and financial reporting purposes.

(d) Securities Transactions—Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined using specific identification.

(e) Foreign Currency Transactions—The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 29, 2008 (Unaudited)

(f) Distributions to Shareholders—The Fund records distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed at least annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the differences arise. The reclassifications have no effect on net assets or net asset value per share.

(g) Federal Income Taxes—The Fund complies with provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Fund’s taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

Effective February 29, 2008 the Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes,” a clarification of FASB Statement No. 109 “Accounting for Income Taxes.” FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The adoption of FIN 48 had no impact on the Funds’ net assets or results of operations.

(h) Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 29, 2008 (Unaudited)

NOTE 3—CAPITAL SHARE TRANSACTIONS

At February 29, 2008, there were twenty billion shares, $0.001 par value, authorized. Transactions in shares of the Fund were as follows:

	Six Months Ended
	February 29, 2008
	Shares	Amount

Sales	2,208,177	$6,145,545
Reinvestments	649,728	1,702,289
Redemptions	(7,374,933)	(19,219,646)
Redemption Fees	—	9,836

Net Decrease	(4,517,028)	$(11,361,976)

Shares Outstanding:
Beginning of period	28,651,455

End of period	24,134,427

	Year Ended
	August 31, 2007
	Shares	Amount

Sales	21,744,685	$60,067,830
Reinvestments	396,367	1,074,155
Redemption	(23,146,875)	(64,744,255)
Redemption Fees	—	19,463

Net Decrease	(1,005,823)	$(3,582,807)

Shares Outstanding:
Beginning of period	29,657,278

End of period	28,651,455

NOTE 4—INVESTMENT TRANSACTIONS

During the six months ended February 29, 2008, purchases and sales of investment securities (excluding short-term investments) were $24,984,679 and $100,326,963, respectively. The Fund did not purchase U.S. Government securities as a part of its investment strategy during the six months ended February 29, 2008.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 29, 2008 (Unaudited)

At August 31, 2007, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of Investments	$107,496,257

Gross unrealized appreciation	14,075,530
Gross unrealized depreciation	(16,081,763)

Net unrealized appreciation	$(2,006,233)

Undistributed ordinary income	1,819,561
Undistributed long-term capital gain	—

Total distributable earnings	$1,819,561

Other accumulated losses	$(129,497,799)

Total accumulated losses	$(129,684,471)

At August 31, 2007, the Fund had an accumulated net realized capital loss carryover of $129,497,236, of which $39,620,876 expires in 2009, and $89,876,360 expires in 2010. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover. For the year ended August 31, 2007 the Fund utilized $11,172,604 in capital loss carryover. At August 31, 2007, the Fund had net realized losses from transactions related to foreign currency translations between November 1, 2006 and August 31, 2007 of $563, which is deferred for tax purposes and will be recognized on September 1, 2007.

The Fund paid $1,819,561 out of ordinary income during the six months ended February 29, 2008 and paid $1,145,833 out of ordinary income during the fiscal year ended August 31, 2007.

NOTE 5—INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Corporation has an Investment Advisory Agreement (the “Advisory Agreement”) with Jacob Asset Management of New York LLC (the “Adviser”), with whom certain officers and Directors of the Board are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Advisory Agreement, the Corporation, on behalf of the Fund, compensates the Adviser for its management services based on an annual rate of 1.25% of the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund. U.S. Bancorp Asset Management serves as the securities lending agent.

NOTE 6—SECURITIES LENDING

The Fund may lend portfolio securities up to 33% of its total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by U.S. Bancorp Asset Management. The

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 29, 2008 (Unaudited)

Agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the types of security, length of the loan and credit standing of the borrower. The Fund continues to receive interest or dividends on the securities loaned during the borrowing period. The Fund has the right under the terms of the securities lending agreement to recover the securities from the borrower on demand. U.S. Bancorp Asset Management received $50,850 from the Fund for its securities lending administrative services during the six months ended February 29, 2008.

As of February 29, 2008, the Fund had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the custodian with the approval of the Adviser. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. As of February 29, 2008, the value of the Fund’s securities on loan was $4,858,031 and the contractual value of the related collateral was $4,966,554, excluding $263,928 of unrealized depreciation.

NOTE 7—DISTRIBUTION AND SERVICE PLAN

The Corporation, on behalf of the Fund, has adopted a distribution and service plan (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will compensate the Adviser up to 0.25% per annum of the Fund’s average daily net assets for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Fund for providing servicing to their clients (“Shareholder Servicing Fee”). The Adviser had contractually agreed to waive 0.10% of the Shareholder Servicing Fee through December 31, 2007. For the six months ended February 29, 2008, expenses of $26,049 were waived by the Adviser. The Plan also provides for a distribution fee equal to 0.10% of the Fund’s average daily net assets on an annual basis (“Asset Based Sales Charge”). The fee is used to compensate Quasar Distributors, LLC, the Fund’s distributor (the “Distributor”) for basic distribution services, out of pocket expenses incurred in connection with activities to sell Fund shares, advertising, compliance reviews, and licensing of the Adviser’s staff. The Distributor may make payments from time to time from the Asset Based Sales Charge to broker-dealers and other financial professionals whose clients are Fund shareholders for providing distribution assistance and promotional support to the Fund. Remaining amounts of the Asset Based Sales Charge may be used to satisfy distribution costs as directed by the Adviser. The Fund incurred $124,928 in expenses pursuant to the 12b-1 Plan for the six months ended February 29, 2008. At February 29, 2008, $24,967 of the Shareholder Servicing Fee was available for eligible 12b-1 expenses.

JACOB INTERNET FUND
ADDITIONAL INFORMATION ON FUND EXPENSES

For the Six Months Ended February 29, 2008

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The Fund does not currently charge sales charges (loads) or exchange fees. The Fund assesses a redemption fee of 2% on shares sold within 30 days following their purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders. The Fund charges management fees and distribution and/or service (12b-1) fees. The Example reflects the 0.10% waiver of distribution and/or service (12b-1) fees by the Adviser for the period from 9/1/07–2/29/08. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/07–2/29/08).

Actual Expenses

The first line of the table below provides information about account values based on actual returns and actual expenses. Although the Fund charges no sales load, the Fund charges a redemption fee of 2% on shares sold within 30 days following the purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15.00 fee. The Example does not reflect transactional costs, such as redemption fees. You may use the information in the first line below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the

JACOB INTERNET FUND
ADDITIONAL INFORMATION ON FUND EXPENSES (Continued)

relative total costs of owning different funds. In addition, if the transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/07	Value 2/29/08	9/1/07–2/29/08*

Actual	$1,000.00	$859.50	$11.37
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.63	$12.31

*	Expenses are equal to the Fund’s annualized expense ratio of 2.46% multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available by calling toll-free 1-888-Jacob-fx (522-6239) or on the SEC website at http://www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-888-Jacob-fx (522-6239) or on the SEC website at http://www.sec.gov.

JACOB INTERNET FUND
ADDITIONAL INFORMATION

Approval of the Investment Advisory Agreement

At an in-person meeting held October 19, 2007, the Board, including each of the Independent Directors, approved the renewal of the Advisory Agreement. In reaching this decision, the Board took into account a combination of factors, including the nature and quality of services provided by the Adviser, the Fund’s performance, and Fund expenses. The Board did not identify any single factor as all-important or controlling, and this summary does not detail all the matters considered.

In evaluating the Fund’s performance, the Board discussed the Fund’s performance relative to the peers to which the Fund had been comparing itself at each Board meeting for the past several years. The Independent Directors noted that the Fund had underperformed in the short-term, but that the Fund has been one of the top performing Science & Technology Funds as determined by Morningstar during the last five years. The Board also considered the Adviser’s quarterly commentary at the Board meetings and intermittent updates, which confirmed a disciplined application of the investment process and the Adviser’s adherence to the objectives of the Fund.

The Independent Directors reviewed and compared expenses of the Fund to expenses within the Lipper category of Science and Technology Funds, as well as to the expenses of the individual funds within the Fund’s peer group. They noted that while the Fund’s investment advisory fee was somewhat higher than these Lipper peers, the fee was reasonable relative to the Adviser’s expertise in the Internet sector. The Independent Directors also reviewed and considered information presented at the meeting regarding the total expense ratio of the Fund relative to peer mutual funds. They noted that the Fund’s expenses were within a reasonable range and continued to decline over the last fiscal year. The Board next discussed some inherent advantages of some of the peers that were part of large fund families and noted the economies of scale that were afforded to those funds.

The Board next reviewed the Adviser’s profitability, including gross fees paid to the Adviser for investment advisory services to the Fund and profit participation of the Adviser’s partners. Based on the Adviser’s profitability, the Board accepted that the Adviser was not experiencing economies of scale at the Fund’s current asset levels. The Board also discussed the possibility of fee breakpoints and the Adviser continued to be agreeable to fee breakpoints if economies of scale were achieved.

The Board reviewed and considered the nature and quality of the services provided to the Fund. The Board noted that they believed that the investment team was experienced and capable of producing above average investment returns. The Board noted that they believed that the investment team was one of the most-experienced with respect to the Internet sector and that the Fund and its shareholders had benefited from the attention and expertise of these individuals. The Independent Directors also considered the other services to the Fund provided by the Adviser including the compliance functions through the Chief Compliance Officer and the oversight of the Fund’s service providers. They also noted that the Adviser performs many of the marketing functions for the Fund.

In considering these factors as well as a review of the Adviser’s Form ADV and the Adviser’s response to the Board’s request for information, the independent Board members received assistance and advice from and met separately with independent counsel. Based upon its review of such material and information together with

JACOB INTERNET FUND
ADDITIONAL INFORMATION (Continued)

such other information as it deemed relevant, the Board, including a majority of independent Directors, concluded that the fee payable under the Advisory Agreement was reasonable and that continuance of the Advisory Agreement was appropriate and in the best interest of Fund shareholders.

Investment Advisor
Jacob Asset Management of New York LLC

Administrator and Transfer Agent
and Dividend Agent
U.S. Bancorp Fund Services, LLC

Underwriter and Distributor
Quasar Distributors, LLC

Custodian
U.S. Bank, N.A.

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP

This report has been prepared for the information of shareholders of the Jacob Internet Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Fund’s objectives, policies, management, records and other information.

Jacob Asset Management of New York LLC
1-888-Jacob-fx (522-6239)
www.JacobInternet.com

Jacob Internet
Fund Inc.

Semi-Annual
Report
February 29, 2008

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Schedule of Investments.
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive officer/President and principal financial officer/Treasurer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Jacob Internet Fund Inc.
By (Signature and Title)   /s/ Ryan Jacob
Ryan Jacob, President
Date   May 9, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)   /s/ Ryan Jacob
Ryan Jacob, President
Date   May 9, 2008
By (Signature and Title)   /s/ Francis Alexander
Francis Alexander, Treasurer
Date   May 9, 2008